Risk Management - Credit quality of financial assets items (Details) $ in Thousands, ₩ in Millions		Dec. 31, 2022 KRW (₩)		Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		₩ 355,760,729	[1]	$ 282,304,975	₩ 348,885,617	[1]
Securities at amortized cost		28,268,516		$ 22,431,770	17,086,274
Total		416,175,003			404,098,868
Total
Disclosure of credit risk exposure [Line Items]
Total		418,669,042			406,063,628
Collateral value		233,504,990			226,930,180
Loss allowance
Disclosure of credit risk exposure [Line Items]
Total		(2,505,844)			(1,976,906)
Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		213,228,740			208,188,057
Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[2]	368,689,893			358,326,701
Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[3]	23,622,752			22,943,485
Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		19,354,919			18,098,940
Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[2]	13,061,081			13,270,491
Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Total	[3]	11,533,632			10,190,307
Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Total		1,447,967			1,332,644
Collateral value		607,614			643,183
Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Total		313,717
Collateral value		313,717
Loans and other financial assets at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		358,246,383			350,845,142
Collateral value		233,504,990			226,930,180
Loans and other financial assets at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(2,485,654)			(1,959,525)
Loans and other financial assets at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		213,228,740			208,188,057
Loans and other financial assets at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	308,498,799			303,317,270
Loans and other financial assets at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	23,391,187			22,734,430
Loans and other financial assets at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		19,354,919			18,098,940
Loans and other financial assets at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	13,061,081			13,270,491
Loans and other financial assets at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	11,533,632			10,190,307
Loans and other financial assets at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		1,447,967			1,332,644
Collateral value		607,614			643,183
Loans and other financial assets at amortized cost | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		313,717
Collateral value		313,717
Korean treasury and government agencies
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	2,877,685			2,207,893
Korean treasury and government agencies | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		2,879,096			2,211,816
Collateral value		24,276			20,679
Korean treasury and government agencies | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,411)			(3,923)
Korean treasury and government agencies | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		24,276			20,679
Korean treasury and government agencies | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	2,879,057			2,211,798
Korean treasury and government agencies | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	39			9
Korean treasury and government agencies | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Korean treasury and government agencies | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	0			9
Korean treasury and government agencies | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	0			0
Korean treasury and government agencies | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0			0
Collateral value		0			0
Korean treasury and government agencies | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Collateral value		0
Banks
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	21,571,097			24,412,685
Banks | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		21,595,804			24,428,240
Collateral value		1,858,595			1,287,055
Banks | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(24,707)			(15,555)
Banks | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,858,595			1,287,055
Banks | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	21,182,445			23,865,911
Banks | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	393,181			492,447
Banks | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Banks | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	2,125			46,373
Banks | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	0			0
Banks | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		18,053			23,509
Collateral value		0			0
Banks | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Collateral value		0
Corporates
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	143,507,852			131,027,256
Corporates | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		145,025,388			132,190,691
Collateral value		87,926,377			79,551,849
Corporates | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,517,536)			(1,163,435)
Corporates | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		82,314,488			74,403,502
Corporates | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	120,407,588			108,917,062
Corporates | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	16,680,863			15,952,017
Corporates | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		4,982,087			4,796,510
Corporates | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	2,556,885			2,698,907
Corporates | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	4,429,148			3,963,782
Corporates | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		637,187			658,923
Collateral value		316,085			351,837
Corporates | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		313,717
Collateral value		313,717
General business
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		88,474,933			81,914,261
General business | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		89,490,972			82,700,169
Collateral value		48,050,535			43,630,245
General business | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(1,016,039)			(785,908)
General business | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		44,465,799			40,288,663
General business | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	74,939,770			68,767,641
General business | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	9,291,691			9,010,115
General business | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		3,390,139			3,120,790
General business | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	1,754,620			1,886,740
General business | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	3,083,232			2,597,136
General business | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		421,659			438,537
Collateral value		194,597			220,792
General business | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Collateral value		0
Small and medium sized enterprise
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		43,502,475			41,743,993
Small and medium sized enterprise | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		43,902,803			42,066,628
Collateral value		34,125,260			32,609,117
Small and medium sized enterprise | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(400,328)			(322,635)
Small and medium sized enterprise | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		32,503,289			30,852,567
Small and medium sized enterprise | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	34,965,279			33,306,787
Small and medium sized enterprise | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	6,751,297			6,459,338
Small and medium sized enterprise | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		1,537,173			1,675,720
Small and medium sized enterprise | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	754,668			790,750
Small and medium sized enterprise | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	1,257,741			1,353,313
Small and medium sized enterprise | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		173,818			156,440
Collateral value		84,798			80,830
Small and medium sized enterprise | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Collateral value		0
Project financing and others
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		11,530,444			7,369,002
Project financing and others | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		11,631,613			7,423,894
Collateral value		5,750,582			3,312,487
Project financing and others | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(101,169)			(54,892)
Project financing and others | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		5,345,400			3,262,272
Project financing and others | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	10,502,539			6,842,634
Project financing and others | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	637,875			482,564
Project financing and others | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		54,775			0
Project financing and others | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	47,597			21,417
Project financing and others | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	88,175			13,333
Project financing and others | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		41,710			63,946
Collateral value		36,690			50,215
Project financing and others | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		313,717
Collateral value		313,717
Consumers
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[1]	187,804,095			191,237,783
Consumers | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		188,746,095			192,014,395
Collateral value		143,695,742			146,070,597
Consumers | Loss allowance
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		(942,000)			(776,612)
Consumers | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		129,031,381			132,476,821
Consumers | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	164,029,709			168,322,499
Consumers | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	6,317,104			6,289,957
Consumers | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		14,372,832			13,302,430
Consumers | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[2]	10,502,071			10,525,202
Consumers | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost	[3]	7,104,484			6,226,525
Consumers | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		792,727			650,212
Collateral value		291,528			291,346
Consumers | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Loans and other financial assets at amortized cost		0
Collateral value		0
Securities at amortized cost
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		28,268,516			17,086,274
Securities at amortized cost | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		28,276,901			17,091,509
Collateral value		0			0
Securities at amortized cost | Loss allowance
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		(8,385)			(5,235)
Securities at amortized cost | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[2]	28,276,901			17,091,509
Securities at amortized cost | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	0			0
Securities at amortized cost | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0			0
Securities at amortized cost | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[2]	0			0
Securities at amortized cost | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost	[3]	0			0
Securities at amortized cost | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0			0
Collateral value		0			0
Securities at amortized cost | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Securities at amortized cost		0
Collateral value		0
Financial assets at FVTOCI
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	32,145,758			38,126,977
Financial assets at FVTOCI | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		32,145,758			38,126,977	[4]
Collateral value		0	[5]		0	[4]
Financial assets at FVTOCI | Loss allowance
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		(11,805)			(12,146)	[4]
Financial assets at FVTOCI | Stage 1 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	[5]		0	[4]
Financial assets at FVTOCI | Stage 1 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2]	31,914,193			37,917,922
Financial assets at FVTOCI | Stage 1 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[3]	231,565			209,055
Financial assets at FVTOCI | Stage 2 | Total
Disclosure of credit risk exposure [Line Items]
Collateral value		0	[5]		0	[4]
Financial assets at FVTOCI | Stage 2 | Above appropriate credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[2],[4]	0			0
Financial assets at FVTOCI | Stage 2 | Less than a limited credit rating | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[3],[4]	0			0
Financial assets at FVTOCI | Stage 3 | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI	[4]	0			0
Collateral value		0	[5]		₩ 0	[4]
Financial assets at FVTOCI | Credit Impaiment Model [Member] | Total
Disclosure of credit risk exposure [Line Items]
Financial assets at FVTOCI		0
Collateral value		₩ 0

[1]	Cash and cash equivalents are not included.
[2]	Credit grade of corporates are AAA ~ BBB, and consumers are grades 1 ~ 6.
[3]	Credit grade of corporates are BBB- ~ C, and consumers are grades 7 ~ 10.
[4]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.
[5]	Financial assets at FVTOCI has been disclosed as the amount before deducting loss allowance because loss allowance does not reduce the carrying amount.